As Filed with the
Commission on October 31, 2008
Registration No. 2-80805
SEC File No. 811-3615

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

          Post-Effective Amendment No. 36   [X]

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

        Amendment No. 40

Madison Mosaic Equity Trust
(Exact Name of Registrant as Specified in Charter)

550 Science Drive, Madison, Wisconsin  53711

Registrant's Telephone Number:  (800) 368-3195

W. Richard Mason, Secretary
Madison Mosaic Equity Trust
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona  85258
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective:
[   ]  immediately upon filing pursuant to paragraph (b)
[X]  on December 1 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on (date) pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Madison Mosaic Equity Trust Small/Mid-Cap Fund.

EXPLANATORY NOTE:  Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 36 is to designate a new effective date of the Post-Effective Amendment No. 35, which was filed on September 30, 2008.   (Accession No. 0000310407-08-000059).  Parts A, B and C of Post-Effective Amendment No. 34 are unchanged and hereby incorporated by reference.  A final version of Parts A and B, as used, will be filed pursuant to Rule 497 after the effective date.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Madison, State of Wisconsin, on the 30th day of October, 2008.

                              Madison Mosaic Equity Trust

                              By: (signature)
                              Katherine L. Frank
                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

___________________, Trustee Frank E. Burgess 10/30/08*

___________________, Trustee Lorence Wheeler 10/30/08*

___________________, Trustee James Imhoff  10/30/08*

___________________, Trustee Philip Blake 10/30/08*

*(signature) Attorney-in-Fact, John Rashke 10/30/08